RELATED PARTY TRANSACTIONS (Details) $ in Millions			12 Months Ended
	Mar. 05, 2020 CAD ($)	Jan. 01, 2020 $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 05, 2020 $ / shares
Disclosure of transactions between related parties [line items]
Due to related party			$ 18.0	$ 30.8
IPO, stock price (in dollars per share) | $ / shares					$ 19.00
Separation payment to a director | shares		73,947
Par value per share | $ / shares		$ 19.00
Compensation of key management personnel			34.2	41.8
Related parties
Disclosure of transactions between related parties [line items]
Cash outflow for leases			3.9	2.7
Josaud Holdings Inc.
Disclosure of transactions between related parties [line items]
Due to related party			10.5	17.5
Semi-annual instalments	$ 3.5
Sejosa Holdings Inc.
Disclosure of transactions between related parties [line items]
Due to related party			$ 20.3	$ 26.1
Semi-annual instalments	$ 2.9